FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT (Schedule of derivative instruments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Derivative Instruments, Gain (Loss) [Line Items]
Other current liabilities	$ 57,817	$ 45,904
Foreign Exchange Contract [Member] | Other Current Liabilities [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Other current liabilities	443
Foreign Exchange Contract [Member] | Other Comprehensive Income (Loss) [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized gain (loss) in respect of derivative financial instruments designated for cash flow hedge	$ (341)	$ 299